J.P. Morgan Mortgage Trust 2021-INV1 ABS-15G

Exhibit 99.18

SellerLoanID	Customer Loan Number	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
XXXX	302316119	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

Response 1 (XX/XX/XXXX 11:45AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).

Response 1 (XX/XX/XXXX 11:46AM)
The provided documentation is sufficient to cure the finding. (Resolved)

							(Clear) Debts - Not Verified- The loan file contained evidence that the subject property and another property located at XXXX were refinanced simultaneously to pay off a cross collateralized mortgage. The refinance CD for XXXX was not provided. Response 1 (XX/XX/XXXX 1:03PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supported the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302530177	xx	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU score was 3 and the loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (05/17/2021 10:45AM) AVM provided supports the appraised value. Variance 3.86%. Confidence Score H (0.044). (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530139	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CU Score, CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (05/17/2021 11:26AM) AVM provided supports appraised value. Variance 7.6%. Confidence score H (0.07). (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530138	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (03/22/2021 2:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The DU reflected the mortgage with XXXX XXXX XXXX on the primary residence was excluded from the liabilities. Notes in the file indicated this mortgage was refinanced simultaneously with the subject transaction. The new Note was provided; however, the Closing Disclosure or other documentation to support the Caliber Home Mortgage was paid in full was not provided.

Response 1 (03/22/2021 2:18PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU risk score was 2.9. One page of a CDA was provided for the subject; however, the completed CDA was not provided. Response 1 (05/17/2021 11:07AM) AVM provided supports the appraised value. Variance .46%. Confidence Score H (0.06). (Resolved)	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530068	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Score is 2.7. The loan file does not contain additional documentation to support the original appraised value. Response 1 (05/17/2021 5:05PM) AVM provided supports appraised value. 12.97% variance higher than appraised value. Confidence score H (0.079). (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302337276	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii). Response 1 (XX/XX/XXXX 12:07PM) The documentation provided is sufficient to cure the finding (Resolved)	(Clear) Credit - Other- The credit report dated XX/XX/XXXX is expired as of the XX/XX/XXXX Note date. Response 1 (XX/XX/XXXX 9:18AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302475712	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302400984	XX/XX/XXXX	$XXXX	QM Exempt	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score of 1.1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302475041	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained. Response 1 (XX/XX/XXXX 1:06PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of 1.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302475433	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. Response 1 (XX/XX/XXXX 1:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Risk score is 2.6 on a scale of 1 - 5. For any loan files with a CU over 2.5, a secondary product needs to be provided to support the appraised value. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:13PM) AVM supports appraised value. Variance XX%. Confidence Score H (0.062) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302475476	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained. Response 1 (XX/XX/XXXX 1:17PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score was 1.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302488425	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:48AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Borrower 1 Final 1003 Present Address and REO sections reflect Primary Residence address as XXXX; Hazard Policy, Tax Cert, and previous promissory note reflect XXXXs.

Response 1 (XX/XX/XXXX 7:06AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing document verification of monthly taxes and insurance payments for REO property XXXX.

Response 1 (XX/XX/XXXX 7:07AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing document evidence of loan terms for: XXXX.

Response 1 (XX/XX/XXXX 7:07AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Missing evidence of monthly taxes and insurance payment for: XXXX.

Response 1 (XX/XX/XXXX 7:50AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

The XXXX personal Tax Return was not obtained. The co-borrower was self-employed. DU required the executed XXXX personal 1040, which was missing from the file.

Response 1 (XX/XX/XXXX 7:51AM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. UCDP Findings in file do not reflect CU score.

Response 1 (XX/XX/XXXX 1:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Incomplete-

The appraisal is incomplete. The following addenda is missing: 1025 Appraisal in file is missing Form 1007 Comparable Rent Schedule.

Response 1 (XX/XX/XXXX 7:02AM)
Explanation received is sufficient. (Resolved)

									3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302488442	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:20PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302488459	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained. Response 1 (XX/XX/XXXX 1:24PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Score of 4.1 did not support the appraised value. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 1:37PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302488469	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- According to the 1003 the Borrower refinanced the primary residence located at XXXX, paying off a $XXXX 1st and $XXXX HELOC with combined principal and interest payments of $XXXX per month. According to the 1003 the new principal and interest payment was $XXXX per month as a result of the refinance. The CD from the refinance is required; however, is missing from the file. Response 1 (XX/XX/XXXX 5:08PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302488509	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 7:55AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Subject property has a CU score of 2.3.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302488511	XX/XX/XXXX	$XXXX	QM Exempt	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.1	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302488528	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 7:58AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CU score nor did the loan file contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 1:44PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302488539	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 7:31PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Mortgage Payment History-

The AUS approval required verification of a mortgage with a balance of $XXXX and monthly payments of $XXXX. Despite this requirement, the loan file did not contain any documentation for this account.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- Value is not supported within 10% of originalappraisal amount. The loan file does not contain a CU nor a CDA, Field Review, or 2nd Appraisal to support the originationappraised value. Response 1 (XX/XX/XXXX 1:48PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302488577	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed. An option for sex was not selected. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13 Response 1 (XX/XX/XXXX 1:32PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Borrower - Residency Alien Documentation- The borrower indicated Permanent Resident Alien status on the Final 1003, and DU required proof the borrower was a legal resident of the United States; however, the file contains no evidence documenting the borrower's status as a legal resident. Response 1 (XX/XX/XXXX 5:33PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.0.	4	1	4	1	2	1	1	1	D	A	D	A	A	A	B	A	D	A	D	A	A	A	B	A	D	A	D	A	A	A	B	A	D	A	D	A	A	A	B	A
XXXX	302488633	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. Response 1 (XX/XX/XXXX 10:45AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- Appraisal - Value is not supported within 10% of original appraisal amount. The loan file did not contain an AVM, CDA OR similar valuation product and the UCDP SSR did not reflect a score. Response 1 (XX/XX/XXXX 2:07PM) AVM supports appraised value. Variance 1.91%. Confidence Score H (0.02) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530039	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- CU Score is 1.3. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530040	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:34PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (X%) or DTI MAX. Subject transaction is a no cash-out refinance of an investment property owned by borrowers since XXXX. The lender used net rental income in the amount of $XXXX at origination. Tax returns for XXXX and XXXX do not reflect rental income, and the file does not contain a Lease Agreement which would be required in order to use rental income to offset PITIA per FNMA guidelines. In addition; Fraud Report indicated HOA dues for borrowers' primary residence. Payments of $XXXX per month are validated on bank statements payable to XXXX HOA. Excluding rental income, including full PITIA of subject property and recalculation of primary housing payment; DTI increased from XX% to XX%. The loan would need to be resubmitted to AUS with revised income, debts and DTI receiving an A/E response. All AUS conditions must be met.

Response 1 (XX/XX/XXXX 5:52PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CU with a score of 1.9.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530041	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 10:58AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a UCCP SSR which reflects a score of 2.3 which is below the 2.5 threshold.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530044	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 11:03AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 2.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530045	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 reported a mortgage for a property located on XXXX. The MERS report located in the Drive Report reflected the mortgage was opened on XX/XX/XXXX as a purchase money mortgage. A Loan Estimate was provided; however, the final Closing Disclosure or alternative documentation to support the final PITIA of this mortgage was not provided as required. Response 1 (XX/XX/XXXX 2:36PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX Collateral Underwriter (CU) was provided with a risk score of 1.8.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530046	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Exempt	(Clear) ROR - Timing- This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Response 1 (XX/XX/XXXX 12:24PM) Finding made in error. (Void)	(Clear) Liabilities - Excluded Debts- There was no explanation or support for the omission of one or more debts from the initial application. The loan file contains XXXX tax returns which reflect a property located at XXXX which indicated there was a mortgage on the property. This property was not included on the loan application or the loan approval. Response 1 (XX/XX/XXXX 2:39PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.3. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 2:29PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530047	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 11:05AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530048	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. UCDP findings in file missing CU Score.

Response 1 (XX/XX/XXXX 2:41PM)
Documentation received is sufficient. (Received)

(Clear) Appraisal - Incorrect form for property type-

Based on property type, the appraisal was completed on the incorrect form. File contains 1075 Exterior Only Inspection; full appraisal report with appropriate addenda required.

Response 1 (XX/XX/XXXX 2:43PM)
Documentation received is sufficient. (Resolved)

									3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302530052	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the applicant(s) or were not properly retained in the file. Borrower 1 paystubs missing.

Response 1 (XX/XX/XXXX 2:56PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing evidence of current flood insurance policy. Monthly premium obtained from Final CD.

Response 1 (XX/XX/XXXX 2:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. Funds required for closing were $XXXX ($XXXX funds due at closing + $XXXX POC + $XXXX reserves). The file contains a XXXX which was used for available assets. XX states in order to use retirement account for funds to close and reserves; value of assets must be at least XX% greater than the amount needed for closing, and evidence must be provided that the borrower is permitted to make withdrawals and severance of borrower's current employment is not required. Assets are greater than XX% needed for closing; however, the file does not contain evidence the borrower is allowed to make withdrawals during employment. Only terms for separated participants and beneficiary participants was provided.

Response 1 (XX/XX/XXXX 2:55PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530055	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The loan amount was $XXXX; however, the dwelling coverage was only $XXXX. Response 1 (XX/XX/XXXX 2:45PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 11:10AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.8. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 2:47PM) AVM supports appraised value. Variance 6.2%. Confidence score H (0.088) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530056	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The documentation in the loan file reflected the borrower's primary residence located at XXXX was refinanced simultaneously with the subject transaction; however, the loan file did not contain any documentation confirming the new PITI payment as required.

Response 1 (XX/XX/XXXX 7:15AM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 11:13AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. The loan file contained a bank statement from XXXX dated XX/XX/XXXX, which reflected a balance of $XXXX which was sufficient to cover closing costs and reserves; however, DU required 2 month's statements; therefore the assets in file were not complete.

Response 1 (XX/XX/XXXX 7:16AM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530057	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The Fannie Mae Collateral Underwriter (CU) with a risk score 2.3 was provided.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530058	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score was 1.6.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530059	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 2.7. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:40PM) AVM supports appraised value. Variance 1.14%. Confidence Score H (0.04). (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530062	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 11:17AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530063	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current flood insurance policy on the subject property. Response 1 (XX/XX/XXXX 12:53PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.5. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:46PM) AVM supports appraised value. Variance 1.88%. Confidence Score H (0.059) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530064	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee, and second appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 8:36AM)
The documentation provided is not sufficient to cure the finding. The Appraisal Invoice did not provide a valid reason for the increase of the Appraisal Fee nor a valid reason for the additional of the Second Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and evidence of delivery. A cost to cure in the amount of $XXXX is required.(Upheld)

Response 2 (XX/XX/XXXX 2:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Rental Property - Appendix Q-

The Borrower owns other real estate and the PITI for the additional mortgage is not confirmed/documented per Appendix Q. Per the Final Loan Application, the borrower refinanced their rental property at XXXX. The loan application reflected a new monthly housing payment of $XXXX; however, the loan file did not contain documentation (Closing Disclosure, Property Tax Bill, Note, HOA Dues, etc) to confirm this new payment amount.

Response 1 (XX/XX/XXXX 11:36AM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 12:57PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property had a CU score of 2.1.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530065	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 8:07AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a UCCP SSR which reflected a score of 2.0 which was below the 2.5 threshold.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530066	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Title - Closing/Escrow Fee, Title - Lender's Title Insurance, Title - Notary Fee, Title - Insured Closing Protection, Title - State of IL Policy Fee, Title - Tax Payment Fee, and Recording Fees. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 1:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions: Discount Points, Loan origination Fee, and Appraisal Fee. A valid change of circumstance was also not provided in the loan file for the increase to the appraisal fee issued on XX/XX/XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 1:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A).

Response 1 (XX/XX/XXXX 1:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per Appendix Q. Lease agreements are required but missing from the loan file. Response 1 (XX/XX/XXXX 6:01PM) Explanation and documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:42PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 2:59PM) Documentation received is sufficient. (Resolved)	3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
XXXX	302530067	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per Appendix Q. Lease agreements are required but missing from the loan file. Response 1 (XX/XX/XXXX 6:08PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:33PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 11:23AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:03PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530069	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - CD - Transaction Information / Borrower Info (Name/Address)- The CD issued on XX/XX/XXXX does not reflect the correct Borrower names when compared to the Deed of Trust. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i). Response 1 (XX/XX/XXXX 8:29AM) Finding made in error (Void)	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:16PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:17PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU was provided with a Risk Score of 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530070	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Property has a CU score of 1.2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530072	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530073	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 11:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530075	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score was 2.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530079	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 12:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The MERS report indicates new mortgage opened XX/XX/XXXX in the amount of $XXXX for property located at XXXX; however, the file does not contain documentation of the terms for the new loan and evidence of the current mortgage with XXXX was paid in full.

Response 1 (XX/XX/XXXX 5:11PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.4.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530080	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) TRID - CD - Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii). Response 1 (XX/XX/XXXX 7:52AM) The defect is not eligible to be waived. The defect can be cured with a PCCD and LOE. (upheld)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 2.0.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302530082	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:13PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- CU score is 1. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530083	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 5.0. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:54PM) AVM supports appraised value. Variance 4.44%. Confidence Score H (0.089) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530084	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) State Disclosure - XXXX Tangible Net Benefit Disclosure/Missing- The XXXX Tangible Net Benefit Disclosure is Missing. Required for all mortgage loans to evidence that the loan is beneficial to the borrower. XXXX Mortgage Loan Originator Licensing and Mortgage Company Registration Act XX Rev. Stat. Ann. 12-61-904.5; 4 XX Code Regs. ' 725-3, Rule 3-1-1, 5(5) / 4 XX Code Regs. ' 725-3, 5.8 Response 1 (XX/XX/XXXX 1:34PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:27PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Additionally the CU score was 3. Response 1 (XX/XX/XXXX 3:06PM) Documentation received is sufficient. (Resolved)	3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
XXXX	302530085	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) State Disclosure - XXXX Tangible Net Benefit Disclosure/Missing-

The XXXX Tangible Net Benefit Disclosure is Missing. Required for all mortgage loans to evidence that the loan is beneficial to the borrower. XXXX Mortgage Loan Originator Licensing and Mortgage Company Registration Act XX Rev. Stat. Ann. 12-61-904.5; 4 XX Code Regs. ' 725-3, Rule 3-1-1, 5(5) / 4 XX Code Regs. ' 725-3, 5.8

Response 1 (XX/XX/XXXX 3:30PM)
The documentation provided is sufficient to cure the finding; however, the document provided resulted in an additional finding. Please see additional finding for State Disclosure - XXXX Tangible Net Benefit Disclosure/Timing. (Resolved)

(Clear) State Disclosure - XXXX Tangible Net Benefit Disclosure/Timing-

The XXXX Tangible Net Benefit Disclosure provided on XX/XX/XXXX was not provided to the borrower at application on XX/XX/XXXX. Required for all mortgage loans to evidence that the loan is beneficial to the borrower. XXXX Mortgage Loan Originator Licensing and Mortgage Company Registration Act XX Rev. Stat. Ann. 12-61-904.5; 4 XX Code Regs. ' 725-3, Rule 3-1-1, 5(5) / 4 XX Code Regs. ' 725-3, 5.8

Response 1 (XX/XX/XXXX 7:56AM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 1:30PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Property has a CU score of 2.4.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530087	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:28PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU was provided with a risk score of 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530088	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property Income-

The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The schedule E from the XXXX tax returns reflect a property located at XXXX which was not disclosed on the loan application or in the file. There was no documentation confirming the sale of this property.

Response 1 (XX/XX/XXXX 1:44PM)
Documentation received is sufficient. (Resolved)

Response 2 (XX/XX/XXXX 1:55PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. The loan file contains tax transcripts which wouldrequire the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 1:33PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:58PM)
Documentation received is sufficient. (Resolved)

(Clear) Income Documentation - Rental Property Income Miscalc/Exceeds Tolerance-

The rental income was not properly calculated resulting in a recalculated DTI that exceeds allowable tolerance. The borrowers were qualified with negative monthly income of $XXXX for a property located at XXXX. A review of the rental income based on the XXXX tax returns revealed a negative monthly rental income of $XXXX. A recalculation increased the DTI from XX% to XX%.

Response 1 (XX/XX/XXXX 2:02PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.9. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:05PM) AVM supports appraised value. Variance 2.12%. Confidence Score H (0.061) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530089	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is not in the file. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:09PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302530090	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Business Tax Returns-

Business Tax Returns for XX were missing from the file. LP Feedback required XX executed business Tax Returns, which were not provided.

Response 1 (XX/XX/XXXX 6:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

Personal Tax Returns for XX were missing from the file. LP Feedback required XX executed personal Tax Returns, which were not provided.

Response 1 (XX/XX/XXXX 6:34PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application reflected a mortgage with XXXX in the amount of $XXXX with a payment of $XXXX per month associated with the property located at XXXX. The homeowners insurance for the referenced property was documented; however, the mortgage amount, payment history, and property taxes were not documented.

Response 1 (XX/XX/XXXX 6:35PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530091	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 1.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530092	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (No COC - Date Indeterminable)-

The loan failed the charges that in total cannot increase more than 10% test. Although the addition/increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CDs issued on XX/XX/XXXX and XX/XX/XXXX were disclosed within 3 business days of the changes. Therefore, the increase/addition to the following fees was not accepted: Recording Fee, Notary Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required of which $XXXX was cured at closing. There is a remaining cost to cure in the amount of $XXXX required.

Response 1 (XX/XX/XXXX 4:15PM)
Based on the loan being a limited cash-out of an investment property it meets the criteria for a Business Purpose loan.(Resolved)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. >

Response 1 (XX/XX/XXXX 4:16PM)
Based on the loan being a limited cash-out of an investment property it meets the criteria for a Business Purpose loan.(Resolved)

							(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:12PM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	302530093	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Documentation - Rental Property Income Miscalc/Exceeds Tolerance-

The rental income was not properly calculated resulting in a recalculated DTI that exceeds allowable tolerance. The loan approval indicated the property located in XXXX was excluded from the borrowers' total debt calculations. Correspondence in the loan file indicated the property was being sold to the borrowers' daughter; however, the loan file did not contain documentation confirming the sale of the property. A recalculation of the borrowers' total debt resulted in an increase of the borrowers' DTI from XX% to XX%.

Response 1 (XX/XX/XXXX 2:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. The loan file contains tax transcripts which wouldrequire the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 1:36PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530094	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.0. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:18PM) AVM supports appraised value. Variance 22.49% over appraised value. Confidence Score H (0.08) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530095	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID - CD - Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(v)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.6.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302530096	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained.

Response 1 (XX/XX/XXXX 1:39PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:59PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

Tax return for the previous year (with all schedules) was not obtained or was not properly retained in the file. Rental income was used at origination for subject property ($XXXX) and properties located at XXXX (-$XXXX) and XXXX ($XXXX). However; the file is missing XXXX tax returns supporting rental income.

Response 1 (XX/XX/XXXX 1:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file is missing the hazard insurance policy for property located at XXXX supporting monthly amount of $XXXX.

Response 1 (XX/XX/XXXX 1:55PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:16PM) AVM supports appraised value. Variance 12.49% over appraised value. Confidence Score H (0.117) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530098	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which wouldrequire the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 8:09AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.9. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530099	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 12:19PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Employment History-

Two full years of continuous employment history was not obtained for the borrower. Borrower started current employment with XXXX Inc. XX/XX/XXXX. The application states borrower was employed from XX/XX/XXXX through XX/XX/XXXX with XXXX. However; the file does not contain documentation of borrower’s income/employment from XX/XX/XXXX through XX/XX/XXXX.

Response 1 (XX/XX/XXXX 2:41PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530101	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 8:11AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU dated 1/20/21 with a score of 1.3.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530103	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Pay Stubs Missing- Borrower was qualified with base pay and bonus income. Paystubs and a breakdown of the prior two years of bonus income were not provided as required. Unable to calculated the income or DTI. Response 1 (XX/XX/XXXX 2:30PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.8. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:34PM) AVM supports appraised value. Variance 3.85%. Confidence Score H (0.074) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530104	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.5.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530105	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: 1-4 Family Rider. Response 1 (XX/XX/XXXX 4:00PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 5:59PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Mortgage Payment History-

The AUS approval required verification of a mortgage with a balance of V and monthly payments of $XXXX and another mortgage with a balance of $XXXX and monthly payments of $XXXX. Despite this requirement, the loan file did not contain any documentation for this account.

Response 1 (XX/XX/XXXX 3:03PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.9.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530106	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 7:34PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530109	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The 1003 reflected a new purchase money mortgage for the property located at XXXX with XXXX mortgage in the amount of $XXXX with PITI of $XXXX per month. The CD is missing from the file. Response 1 (XX/XX/XXXX 4:58PM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VVOE Salaried/Aged- The Verbal VOE dated XX/XX/XXXX was 11 business days prior to the Note date of XX/XX/XXXX. Response 1 (XX/XX/XXXX 3:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The UCDP findings and CU Score are missing from the file. Response 1 (XX/XX/XXXX 4:23PM) AVM supports appraised value. Variance 5.29%. Confidence Score H (0.08) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530110	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. The credit report indicates a $XXXX HELOC with a $XXXX balance, last reported XX/XXXX. The Fraud Report indicates the HELOC is secured by subject property. The file contains two title commitments both dated XX/XX/XXXX; one indicates the HELOC and the second does not. The file does not contain evidence the HELOC was closed. Response 1 (XX/XX/XXXX 2:46PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530111	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530113	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:39PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 12:27PM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower. Response 1 (XX/XX/XXXX 2:55PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.6.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530114	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:34PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per Appendix Q. Lease agreements are required but missing from the loan file. Response 1 (XX/XX/XXXX 3:06PM) Explanation received is sufficient. (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 6:04PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 12:30PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU dated XX/XX/XXXX indicated a score of 1.1. (Clear) Appraisal - Incomplete- The appraisal provided was incomplete. The property was a Single Family Residential Investment and appraisal did not contain the Rent Comparable Schedule. Response 1 (XX/XX/XXXX 5:14PM) Documentation received is sufficient. (Resolved)	3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
XXXX	302530115	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:32PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained the CU score of 1.2 which supports the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530116	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) TRID - CD - Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).	(Clear) Rental Property - Appendix Q-

The Borrowers own other real estate and the PITI for each additional mortgage is not confirmed/documented per Appendix Q. Per the Final Loan Application, the borrower refinanced a rental property at XXXX with a proposed monthly housing payment of $XXXX. The loan file did not contain documentation (Closing Disclosure, Note, HOA Dues, etc.) to confirm the new monthly payment.

Response 1 (XX/XX/XXXX 3:20PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:14PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property has a CU Score of 1.3.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302530117	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:01PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU dated XX/XX/XXXX with a score of 1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530119	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:04PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.6 supports appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530122	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 3.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:47PM) AVM supports appraised value. Variance 6.64%. Confidence Score H (0.062) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530123	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (X%) or DTI MAX. The rental income was not properly calculated resulting in a recalculated DTI that exceeds allowable tolerance. The borrower was qualified with positive rental income of $XXXX per month for the subject property and $XXXX per month in additional rental income. However, a review of the XXXX and XXX schedule E from the tax returns reveals a positive rental income of $XXXX per month for the subject property and positive rental income of $XXXX per month in additional rental income. In addition, the borrower was qualified with negative business income of $XXXX per month; however, a review the business tax returns reveals total losses of $XXXX per month. A recalculation of the borrower's total income revealed an increase from XX% to XX%.

Response 1 (XX/XX/XXXX 6:23PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:40PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score was 2.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530124	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:06PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.9. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:29PM) AVM supports appraised value. Variance 13.68% over appraised value. Confidence Score H (0.054) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530125	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:37PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- CU score is 2.5. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530126	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (XX/XX/XXXX 1:30PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Per the AUS, the amount of rental housing expense must be verified and documented by one of the following: VOR from management company or individual landlord, 6 months cancelled checks, six months bank statements reflecting payment to organization, or a copy of a current fully executed lease agreement and two months cancelled checks. The file only contains 3 bank statements reflecting payments to 128 on State which is the apartment complex where borrower lives.

Response 1 (XX/XX/XXXX 11:44AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Missing-

VVOE provided for XXXX LLC dated XX/XX/XXXX indicates the Entity Status as Inactive. It is to be noted; during review a business search was completed through XXXX Secretary of State which indicates business is active as of XX/XX/XXXX.

Response 1 (XX/XX/XXXX 2:09PM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review). Subject property is an established condominium; therefore, AUS indicated a limited review may be performed. The loan file is missing the Condominium Questionnaire.

Response 1 (XX/XX/XXXX 11:43AM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302530127	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.0. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:58PM) AVM supports appraised value. Variance 4.33%. Confidence Score H (0.035) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530130	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score was 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530132	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:12PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2 which supports the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530134	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The CU score is 3.1. Response 1 (XX/XX/XXXX 4:51PM) AVM supports appraised value. Variance 27.87% over origination appraisal. Confidence Score H (0.06) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530135	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained. Response 1 (XX/XX/XXXX 2:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score reflects a score of 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530136	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Title - settlement fee and lender title insurance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 4:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HMDA - Government Monitoring-

The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13

Response 1 (XX/XX/XXXX 4:59PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Appraisal Fee.

Response 1 (XX/XX/XXXX 4:59PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower or co-borrower. Response 1 (XX/XX/XXXX 1:15PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX Collateral Underwriter (CU) was provided with a risk score of 1.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530137	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.4.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530140	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:24PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU score is 3 dated XX/XX/XXXX. The loan file did not contain an AVM, CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:38PM) AVM supports appraised value. Variance .565%. Confidence Score H (0.071) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530142	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:23PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Score was 2.6, which did not support the appraised value. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:01PM) AVM supports appraised value. Variance 3.67%. Confidence Score H (0.04) (Resolved) (Clear) Property - Rent Schedule Missing- The appraisal did not contain the Rent Comparable Schedule. Response 1 (XX/XX/XXXX 4:58PM) Documentation received is sufficient. (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530143	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a UCCP SSR which reflected a score of 2.0 which was below the 2.5 threshold.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530144	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:27PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU with a score of 2.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530147	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The file contained a CU that reflects a score of 3.3. Response 1 (XX/XX/XXXX 5:08PM) AVM supports appraised value. Variance 2.34%. Confidence Score H (0.076) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530148	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained. Response 1 (XX/XX/XXXX 6:22PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:53PM) AVM supports appraised value. Variance 11.36% over appraised value. Confidence Score H (0.058) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530150	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:43PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 2.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530151	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which wouldrequire the Tax Payer First Act Disclosure executed by the borrower. Response 1 (XX/XX/XXXX 2:32PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530152	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- Value is not supported within 10% of originalappraisal amount. CU score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:00PM) AVM supports appraised value. Variance 1.67%. Confidence Score H (0.028) (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302530153	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:35PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:11PM) AVM supports appraised value. Variance 3.95%. Confidence Score H (0.061) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530156	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers as required. Response 1 (XX/XX/XXXX 7:46PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a UCCP SSR which reflected a score of 1.7 which was below the 2.5 threshold.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530160	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:38PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.6.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530162	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 7:47PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score of 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530163	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per Appendix Q. Lease agreement is required but missing from the loan file. Response 1 (XX/XX/XXXX 6:31PM) Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU dated XX/XX/XXXX reflects a score of 1.8.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530166	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property had a CU score of 1.7 with a date of XX/XX/XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530167	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:49PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, or AVM, and the UCDP SSR did not reflect a score as required. Response 1 (XX/XX/XXXX 4:20PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530168	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:52PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- CU Score is 2.3. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530169	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:57PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU Score is 4. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:14PM) AVM supports appraised value. Variance 4.65% over origination appraisal. Confidence Score H (0.051) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530170	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:39PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530171	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 6:24PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.1 dated XX/XX/XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530173	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.5.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530174	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 6:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 4.1. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. 714 Score. Response 1 (XX/XX/XXXX 7:01PM) AVM supports appraised value. Variance 2.61%. Confidence Score H (0.039)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530175	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Liabilities - Missing Debts/ DTI Exceeds Tolerance-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The P&I payment for the borrower's primary residence is $XXXX; however, the lender used $XXXX. The DTI increased from XX% to XX%.

Response 1 (XX/XX/XXXX 2:42PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:16PM)
Referenced documentation not received. (Upheld)

Response 3 (XX/XX/XXXX 5:18PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

LP required the borrower's income to be documented with a YTD paystub and a W2 for the most recent calendar year or a written VOE documenting YTD earnings and earnings for the most recent calendar year. The loan file contains YTD paystub dated through XX/XX/XXXX; however, prior year earnings from XXXX are not documented.

Response 1 (XX/XX/XXXX 8:11PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

The borrower's IHSS (In home heath care services income) is grossed to XX% because the paystub does not reflect federal income taxes. Audit research reflects IHSS income can be non-taxable if the provider lives with the individual who requires care. There is an LOE from the borrower reflecting he cares for his father; however, there is no verification from the employer to document if the borrower's income qualifies as non-taxable.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented per Appendix Q. Lease agreements are required but missing from the loan file. The leases for the subject property XXXX and XXXX are missing.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:14PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:41PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score of 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530180	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No COC - Date Undeterminable)-

The loan failed the Lender Credits that Cannot Decrease Test. Although the decrease may be valid, because a COC was not provided, auditor is unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the decrease to lender credits. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 3:41PM)
The documentation provided is sufficient to cure the finding.(Resolved)

							(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 3:35PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10%. The FNMA Collateral Underwriter (CU) risk score was 2.8. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 7:15PM) AVM supports appraised value. Variance 5.93%. Confidence Score H (0.059) (Resolved)	3	2	3	1	3	1	3	2	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A
XXXX	302530181	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:53PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score was 1.3.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530182	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:04PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:26PM) AVM supports appraised value. Variance 9.15%. Confidence Score H (0.069) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530183	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530184	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - W2(s) Missing- W2's missing from the loan file. Response 1 (XX/XX/XXXX 3:01PM) Explanation and documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:07PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The property has a CU score of 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530186	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (x%) or DTI MAX. Rental income was miscalculated at origination.Lender’s total net loss rental income was $XXXX. Lender indicates net rental income for property located at XXXX as $XXXX. Lender used a PITIA of $XXXX and gross rental income of $XXXX; however, the loan file did not contain a copy of the lease agreement for this property, which had been recently acquired. Therefore, no rental income was used. Recalculation results in net loss of $XXXX. Lender indicates net loss for property located at XXXX as $XXXX; however, actual as per Schedule E the borrower actually had a positive income of $XXXX. Lender indicates net loss for property located at XXX as $XXXX; however, actual as per Schedule E is $XXXX. Recalculation of rental income ($XXXX - $XXXX -$XXXX = -$XXXX) results in DTI increasing from XX% to XX%.

Response 1 (XX/XX/XXXX 3:47PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented. Lease agreement for property located at XXXX is required but missing from the loan file.

Response 1 (XX/XX/XXXX 3:48PM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was missing. The AUS approval required a mortgage with a balance of $XXXX and monthly payments of $XXXX to be verified. Despite this requirement, the loan file did not contain any documentation for this mortgage.

Response 1 (XX/XX/XXXX 3:48PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 7:56PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:07PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- Value is not supported within 10% of original appraisal amount. CU score is 3.4. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 7:32PM) AVM supports appraised value. Variance .26%. Confidence Score H (0.029) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530187	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 8:03PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.3.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530188	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a UCCP SSR which reflected a score of 1.7 which was below the 2.5 threshhold.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530191	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:09PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance. UCDP SSR in file does not reflect a CU Score. The loan file did not contain a CDA, Field Review, or secondary valuation product to support the origination appraised value. Response 1 (XX/XX/XXXX 5:39PM) AVM supports appraised value. Variance 5.94%. Confidence Score H (0.114) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530196	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:48PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application reflects the Borrower simultaneously refinanced the subject rental property in addition to two other rental properties and the Borrowers primary residence. The file is missing documentation of the new loan amounts and monthly PITIA payments for the additional properties closed on the same date, located at XXXX, XXXX, and primary address of XXXX.

Response 1 (XX/XX/XXXX 11:53AM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 1.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530197	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 8:05PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application reflects the Borrower simultaneously refinanced the subject rental property in addition to two other rental properties and the Borrowers primary residence. The file is missing documentation of the new loan amounts and monthly PITIA payments for the additional properties closed on the same date, located at XXXX, XXXX, and primary address of XXXX.

Response 1 (XX/XX/XXXX 6:39PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 1.5.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530198	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:09PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.3. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 7:39PM) AVM supports appraised value. Variance 4.47%. Confidence Score H (0.084) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530200	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The final application reflects borrower purchased a new primary residence located at XXXX. Fraud report reflects date opened XX/XX/XXXX. The mortgage is with XXXX, loan amount $XXXX and payments. $XXXX The file does not contain documentation verifying the terms and the taxes and hazard insurance are escrowed. Response 1 (XX/XX/XXXX 6:19PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of 2.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530201	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which wouldrequire the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 8:06PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- Value is not supported within 10% of originalappraisal amount. CU Score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 7:45PM) AVM supports appraised value. Variance 3.98%. Confidence Score H (0.069) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530204	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 3:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.8. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:02PM) AVM supports appraised value. Variance 1.08%. Confidence Score H (0.03) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530207	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) TRID - CD - Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii) Response 1 (XX/XX/XXXX 8:05AM) The defect is not eligible to be waived. The defect can be cured with a PCCD and LOE. (upheld)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score of 2.1.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302530208	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 8:08PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX Collateral Underwriter(CU) was provided with a risk score of 2.0.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530209	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.2.	1	1	N/A	1	1	1	1	1	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	A	A